Business and Operations	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Accounting Policies [Abstract]
Business and Operations
Note 1—Business and Operations
Leslie’s, Inc. (“Leslie’s,” “we,” “our,” “us,” “its,” or the “Company”) is the leading direct-to-consumer
pool and spa care brand. We market and sell pool and spa supplies and related products and services, which primarily consist of maintenance items such as chemicals, equipment and parts, cleaning accessories, as well as safety, recreational, and fitness-related products. We currently market our products through 936 company-operated locations in 37 states and
e-commerce
websites.

Note 1—Business and Operations
Leslie’s, Inc. (“Leslie’s,” “we,” “our,” “us,” “its,” or the “Company”) is the leading direct-to-consumer
pool and spa care brand. We market and sell pool and spa supplies and related products and services, which primarily consist of maintenance items such as chemicals, equipment and parts, cleaning accessories, as well as safety, recreational, and fitness-related products. We currently market our products through 936 company-operated locations in 37 states and
e-commerce
websites.